Other reserves - Schedule of Other Reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Merger reserve
At 1 January		£ 7,102	£ 7,149		£ 7,149
Redemption of preference shares			0
At 31 December		7,102	7,102		7,149
Capital redemption reserve
At 1 January		5,751	5,370		4,932
Share buyback		(1,710)	(2,011)		(1,993)
At 31 December		5,971	5,751		5,370
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January		(113)	(67)		50
Movements recognised in other comprehensive income		24	(46)	[1]	(117)	[1]
At 31 December		(89)	(113)		(67)
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January		93	0		57
Movements recognised in other comprehensive income		34	93	[1]	(57)	[1]
Realised gains and losses on FVOCI equity shares		0	0		0
At 31 December		20	93		0
Cash flow hedge reserve
At 1 January		(3,755)	(3,766)		(5,476)
Movements in cash flow hedge reserve, net of tax		1,692	11	[1]	1,710	[1]
At 31 December		(2,063)	(3,755)		(3,766)
Foreign currency translation reserve
At 1 January		(251)	(178)		(125)
Movements in foreign currency translation reserve, net of tax		54	(73)	[1]	(53)	[1]
At 31 December		(197)	(251)		(178)
Total other reserves at 31 December		10,744	8,827		8,508
Expected cash outflow on redemption or repurchase of puttable financial instruments		1,928	819
Share premium £m
Merger reserve
Redemption of preference shares	[2]		35
Other reserves £m
Merger reserve
Redemption of preference shares			(35)
Capital redemption reserve
Share buyback		220	369		438
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
Movements recognised in other comprehensive income		24	(46)		(117)
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Movements recognised in other comprehensive income		34	93		(57)
Realised gains and losses on FVOCI equity shares		(107)	0		0
Cash flow hedge reserve
Movements in cash flow hedge reserve, net of tax		1,692	11		1,710
Foreign currency translation reserve
Movements in foreign currency translation reserve, net of tax		54	(73)		(53)
Preference shares £m
Foreign currency translation reserve
Expected cash outflow on redemption or repurchase of puttable financial instruments		£ 0	£ 47
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
Foreign currency translation reserve
Borrowings, interest rate (in percent)		6.475%	6.475%
Expected cash outflow on redemption or repurchase of puttable financial instruments			£ 47
6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares £m
Foreign currency translation reserve
Expected cash outflow on redemption or repurchase of puttable financial instruments			47
Merger reserve
Merger reserve
Redemption of preference shares		£ 0	(47)		0
Capital redemption reserve
Merger reserve
Redemption of preference shares		0	12		0
Capital redemption reserve
Share buyback		£ 220	369		£ 438
Distributable merger reserve
Merger reserve
Redemption of preference shares			£ (35)

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.
[2]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.